Filed Pursuant to Rule 497(e)
Registration No. 333-131842

HealthSharesTM, Inc. (the “Company”)

Supplement dated August 25, 2008 to the
Company’s Prospectus dated January 28, 2008

This Supplement updates certain information contained in the Company’s Prospectus for each series of the Company’s underlying investment portfolios (each, a “Fund,” and together, the “Funds”).  This Supplement should be retained and read in conjunction with the Prospectus.  Capitalized terms not otherwise defined herein have the meanings set forth in the Prospectus.

Liquidation of Certain Funds

The Board of Directors (the “Board”) of the Company has determined to liquidate fifteen Funds of the Company, effective September 30, 2008.  The Board’s decision was taken at the recommendation of, and after consultation with, XShares Advisors LLC, the investment advisor to the Funds (the “Advisor”). After careful consideration of current market conditions and the inability of the Funds’ to attract significant market interest since their inception, the Board determined that it would be in the best interests of each such Fund and their respective shareholders to liquidate these Funds.

The fifteen Funds, and their ticker symbols, are as follows:

HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund (HHA)
HealthShares™ Cardio Devices Exchange-Traded Fund (HHE)
HealthShares™ Cardiology Exchange-Traded Fund (HRD)
HealthShares™ Dermatology and Wound Care Exchange-Traded Fund (HRW)
HealthShares™ Emerging Cancer Exchange-Traded Fund (HHJ)
HealthShares™ European Medical Products and Devices Exchange-Traded Fund (HHT)
HealthShares™ GI/Gender Health Exchange-Traded Fund (HHU)
HealthShares™ Infectious Disease Exchange-Traded Fund (HHG)
HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM)
HealthShares™ Neuroscience Exchange-Traded Fund (HHN)
HealthShares™ Ophthalmology Exchange-Traded Fund (HHZ)
HealthShares™ Orthopedic Repair Exchange-Traded Fund (HHP)
HealthShares™ Patient Care Services Exchange-Traded Fund (HHB)
HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund (HHR)
HealthShares™ Composite Exchange-Traded Fund (HHQ)

September 19, 2008 will be the last day of trading for the Shares on NYSE Arca, and the last day on which Creation Unit aggregations of the Shares may be purchased or redeemed.  NYSE Arca will halt trading in the Shares of the Funds before the open of trading on September 22, 2008, and the Funds will be closed to new investment as of that date.  Shareholders may sell their Shares on or prior to September 19, 2008 subject to typical transaction fees and charges.  From September 22, 2008 through September 30, 2008, shareholders may be able to sell their Shares to certain broker-dealers off the exchange who may determine to continue to purchase such Shares in the secondary market, but there can be no assurance that any broker-dealer will be willing to purchase such Shares or that there will be a market for the Shares of the Funds.  All shareholders remaining on September 30, 2008, will receive cash equal to the amount of the net asset value of their Shares as of September 30, 2008, which will include any capital gains and dividends into the cash portion of their brokerage accounts.  Fund shareholders remaining on September 30, 2008, will not incur transaction fees in connection with the liquidation of their Shares.  Other costs of closing the Funds will be borne by XShares Advisors.

Effective immediately, each of the fifteen Funds will be in the process of liquidating their portfolios.  As a result, each such Fund will no longer pursue its investment objective of seeking to track the performance of its respective Underlying Index.  Transaction costs incurred by each Fund in liquidating its portfolio will be included in the Fund’s net asset value.

Name Change of HealthShares™ Enabling Technologies Exchange-Traded Fund

Effective as of October 1, 2008, the name of “HealthShares™ Enabling Technologies Exchange-Traded Fund” will change to “HealthShares™ Drug Discovery Tools Exchange-Traded Fund”.  All references to “HealthShares™ Enabling Technologies Exchange-Traded Fund” in the Prospectus and Statement of Additional Information are replaced with “HealthShares™ Drug Discovery Tools Exchange-Traded Fund” as of that date.

Reduction in Expense Cap

The Board and the Advisor has agreed to amend the Fund’s Operating Expense Limitation Agreement to reduce the Expense Cap for four of the remaining five HealthShares™ Funds.  The Expense Cap for the HealthShares™ Cancer, HealthShares™ Diagnostics and HealthShares™ Drug Discovery Tools Funds, which is currently 0.75%, will be reduced to 0.60%. The Expense Cap for the HealthShares™ European Drugs, which currently is 0.95%, will be reduced to 0.72%.  The reduction in the Expense Cap will be effective as of October 1, 2008.  The Expense Cap will remain in effect with respect to each Fund until at least January 31, 2009.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap for that Fund.

As a result, the Fees and Expenses table for each of the four Funds is revised to read as follows:

For the HealthShares™ Cancer Exchange-Traded Fund:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Cancer Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.  The information presented below is based on the Fund’s most recent fiscal year end, September 30, 2007.  Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.  The table below assumes the imposition of the current Expense Cap for the entire fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.79%
Total Annual Fund Operating Expenses:	4.54%
Less: Expense Reduction/Reimbursement(4)	(3.91)%
Net Annual Operating Expenses(4):	0.63%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4) The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.60% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  During the fiscal period, the Fund incurred .03% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$64	$888	$1,862	$4,334

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500.  The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,973,000.  Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,973,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$20,139	$265,142	$554,501	$1,289,625

For the HealthShares™ Diagnostics Exchange-Traded Fund:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Diagnostics Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.  The information presented below is based on the Fund’s most recent fiscal year end, September 30, 2007.  Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.  The table below assumes the imposition of the current Expense Cap for the entire fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	2.48%
Total Annual Fund Operating Expenses:	3.23%
Less: Expense Reduction/Reimbursement(4)	(2.62)%
Net Annual Operating Expenses(4):	0.61%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4) The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.60% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$62	$661	$1,378	$3,284

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500.  The value of a  Creation Unit of the Fund, as of September 30, 2007, was approximately $3,266,000.  Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,266,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$21,360	$216,804	$450,963	$1,073,604

For the HealthShares™ Drug Discovery Tools Exchange-Traded Fund:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Drug Discovery Tools Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.  The information presented below is based on the Fund’s most recent fiscal year end, September 30, 2007.  Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.  The table below assumes the imposition of the current Expense Cap for the entire fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	2.88%
Total Annual Fund Operating Expenses:	3.63%
Less: Expense Reduction/Reimbursement(4)	(3.02)%
Net Annual Operating Expenses(4):	0.61%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4) The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.60% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$62	$730	$1,527	$3,618

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500.  The value of a  Creation Unit of the Fund, as of September 30, 2007, was approximately $3,127,000.  Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,127,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$20,493	$229,284	$478,608	$1,132,426

For the HealthShares™ European Drugs Exchange-Traded Fund:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM European Drugs Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.  The information presented below is based on the Fund’s most recent fiscal year end, September 30, 2007.  Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.  The table below assumes the imposition of the current Expense Cap for the entire fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.95%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	3.88%
Total Annual Fund Operating Expenses:	4.83%
Less: Expense Reduction/Reimbursement(5)	(4.07)%
Net Annual Operating Expenses(5):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4) “Other Expenses” are based on estimated amounts for the current fiscal year.

(5) The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.72% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$78	$954	$1,980	$4,560

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500.  The value of a  Creation Unit of the Fund, as of September 30, 2007, was approximately $2,663,000.  Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,663,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS

$21,668	$255,060	$528,233	$1,215,241

XShares Group LLC announces changes to its Index Methodology

XShares Group LLC, the parent of XShares Advisors and the creator of the Underlying Indexes has announced certain changes to the index composition methodology for the following five Underlying Indices:

•	HealthShares™ Cancer Index (HSTOPC)
•	HealthShares™ Diagnostics Index (HSDIAG)
•	HealthShares™ Drug Discovery Tools Index (HSENAT)
•	HealthShares™ European Drugs Index (HSEURD)
•	HealthShares™ Asian Healthcare Index (HSASIH).

Each Index serves as an Underlying Index for the five remaining HealthShares™ Funds: HealthShares™ Cancer Exchange-Traded Fund, HealthShares™ Diagnostics Exchange-

Traded Fund, HealthShares™ Drug Discovery Tools Exchange-Traded Fund and HealthShares™ European Drugs Exchange-Traded Fund, and HealthShares™ Asian Health Exchange-Traded Fund.1

The revised methodology has been posted on the Company’s website at www.healthsharesinc.com and will be implemented 60 days after posting, on October 21, 2008.  As each Fund has adopted an investment strategy which attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, the changes in the Underlying Index will result in changes in the portfolio securities held by each Fund. Therefore, the description of each of the above five referenced Underlying Indices contained in the prospectus is revised as described below.  This description is a summary only, a complete description of the index methodology is posted on the Company’s website.  The Underlying Indices will be realigned to increase the number of constituent securities selected for inclusion in each Fund, so that each Fund will approximately hold between 40 to 100 companies, determined by market capitalization.

HealthShares™ Asian Healthcare Index

Currently, the Underlying Index is comprised of the 25 largest companies by market capitalization that satisfy the inclusion criteria for companies that have been identified as “Asian health” companies by the Index Administrator, with specific representation of constituent securities from Japan, China and India.  The composition of the Underlying Index will be expanded to include approximately 100 companies without specific required representations in any one country.

HealthShares™ Cancer Index

Currently, the Underlying Index includes the 25 largest companies by market capitalization that satisfy the inclusion criteria for companies that have been identified as “cancer” companies by the Index Administrator.  The composition of the Underlying Index will be expanded to include all companies that satisfy the inclusion criteria. Currently, the expanded Underlying Index contains approximately 45 companies.

HealthShares™ Diagnostics Index

Currently, the Underlying Index includes the 25 largest companies by market capitalization that satisfy the inclusion criteria for companies that have been identified as “diagnostics” companies by the Index Administrator.  Only companies with market capitalizations of at least $100 million are eligible for inclusion in the Index. The minimum market capitalization of companies eligible for the Index will be increased to $150 million and the number of constituents will be increased to approximately 40.

1  The HealthShares™ Asian Health Exchange-Traded Fund has not yet commenced trading on the NYSE Arca.

HealthShares™ Drug Discovery Tools Index

Currently, the Underlying Index includes the 25 largest companies by market capitalization that satisfy the inclusion criteria for companies that have been identified as “drug discovery tools” companies by the Index Administrator.  Only companies with market capitalizations of at least $100 million are eligible for inclusion in the Index.  The minimum market capitalization of companies eligible for the Index will be increased to $150 million and the number of constituents will be increased to approximately 50.

HealthShares™ European Drugs Index

Currently, the Underlying Index is comprised of approximately 25 constituents.  The number of constituent securities will increase to approximately 90 companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE